UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Stock Selector All Cap Fund

December 31, 2016

FSS-QTLY-0217
1.813022.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	2,965,442	$751,384
Fidelity Consumer Staples Central Fund (a)	2,822,786	616,129
Fidelity Energy Central Fund (a)	3,960,100	535,643
Fidelity Financials Central Fund (a)	13,265,428	1,270,430
Fidelity Health Care Central Fund (a)	2,911,779	932,439
Fidelity Industrials Central Fund (a)	2,596,449	675,077
Fidelity Information Technology Central Fund (a)	4,900,165	1,571,336
Fidelity Materials Central Fund (a)	788,698	175,067
Fidelity Telecom Services Central Fund (a)	1,015,652	202,876
Fidelity Utilities Central Fund (a)	1,279,119	205,401
TOTAL EQUITY CENTRAL FUNDS
(Cost $4,675,770)		6,935,782

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund, 0.60% (b)
(Cost $962)	961,727	962
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,676,732)		6,936,744
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,596)
NET ASSETS - 100%		$6,933,148

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Fidelity Consumer Discretionary Central Fund	2,634
Fidelity Consumer Staples Central Fund	3,347
Fidelity Energy Central Fund	1,626
Fidelity Financials Central Fund	5,962
Fidelity Health Care Central Fund	2,012
Fidelity Industrials Central Fund	3,340
Fidelity Information Technology Central Fund	3,013
Fidelity Materials Central Fund	786
Fidelity Telecom Services Central Fund	1,250
Fidelity Utilities Central Fund	1,823
Total	$25,794

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$746,023	$8,080	$16,600	$751,384	45.0%
Fidelity Consumer Staples Central Fund	661,964	12,206	29,612	616,129	48.5%
Fidelity Energy Central Fund	504,027	33,276	33,654	535,643	48.2%
Fidelity Financials Central Fund	1,168,133	17,840	65,260	1,270,430	43.3%
Fidelity Health Care Central Fund	969,985	79,982	36,731	932,439	48.1%
Fidelity Industrials Central Fund	632,518	15,294	19,057	675,077	43.9%
Fidelity Information Technology Central Fund	1,577,782	73,102	34,025	1,571,336	47.5%
Fidelity Materials Central Fund	172,322	4,269	8,522	175,067	40.5%
Fidelity Telecom Services Central Fund	206,199	3,132	15,017	202,876	49.5%
Fidelity Utilities Central Fund	221,874	1,834	14,670	205,401	44.4%
Total	$6,860,827	$249,015	$273,148	$6,935,782

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $5,710,228,000. Net unrealized appreciation aggregated $1,226,516,000, of which $1,228,837,000 related to appreciated investment securities and $2,321,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017